Financial assets, liabilities and financial result (excluding Orange Bank) - Fair value hedges (Details) - Investments securities, BT Shares [member]	Jun. 19, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2016
Disclosure of detailed information about financial instruments [line items]
Equity interest (as a percent)		2.49%	2.67%	4.00%
Percentage of investment securities sold (as a percent)	33.33%